Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000764719_SupplementTextBlock
SUPPLEMENT TO PROSPECTUS

The date of this supplement is December 20, 2013.

MFS® Diversified Target Return Fund

(Effective February 1, 2014, the name of the fund will change to MFS Global Alternative Strategy Fund)

Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Diversified Target Return Fund
Objective [Heading]	rr_ObjectiveHeading	Effective February 1, 2014, the sub-section entitled "Investment Objective" under the main heading "Summary of Key Information" will be restated in its entirety as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective The fund’s investment objective is to seek total return.
Strategy [Heading]	rr_StrategyHeading	Effective February 1, 2014, the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" will be restated in its entirety as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser), in conjunction with UBS (UBS Global Asset Management (Americas), Inc., the sub-adviser to the fund), seeks to achieve a total rate of return for the fund that meets or exceeds the Citigroup 1-Month T-Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle.  There is no assurance that the fund will meet this target over the long term or for any year or period of years.

MFS and UBS seek to achieve the fund's objective by generating returns from a combination of (1) individual security selection of U.S. and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund's exposure to asset classes, markets, and currencies primarily using derivatives.  Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

The fund’s investment strategy attempts to separate security selection decisions from asset class, market, and currency exposure decisions. The fund’s performance  is generally expected to be more correlated with the performance of the asset classes, markets, or currencies to which the fund has exposure after taking into account the tactical overlay managed by UBS than the asset classes, markets, or currencies to which the fund has exposure as a result of the individual investments selected by MFS.

It is expected that the fund will generally have lower volatility than the overall equity market and during rising equity markets will generally underperform the equity markets.

Individual Security Selection by MFS: MFS is responsible for selecting direct investments for the fund.  MFS normally invests the fund's assets in a combination of equity securities and debt instruments.  MFS generally invests approximately 20% of the fund's assets in debt instruments and the remainder of the fund's assets in equity securities and cash and/or cash equivalents.  These allocations may vary from time to time.

Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts (REITs), and depositary receipts for such securities. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS generally seeks to diversify the fund’s equity investments in terms of market capitalization (e.g., small, medium, large cap), style (e.g., growth, value), and location (e.g., U.S., foreign).  These allocations may vary significantly from time to time.

Of the fund's investments in debt instruments, MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives as part of its individual security selection process, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

A team of investment professionals selects investments for the fund.  MFS allocates the fund’s assets to investment professionals by investment strategy.  MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected based on fundamental and quantitative analysis.

Tactical Asset Allocation Overlay by UBS:  MFS has engaged UBS to act as sub-adviser to the fund to manage the fund’s exposure to asset classes, markets, and currencies, primarily through the use of derivatives. UBS seeks to reduce volatility compared to the overall equity market and generate positive returns by using derivatives to adjust the fund’s exposure to asset classes, markets, and currencies resulting from MFS’ individual security selection.  After taking into account the tactical overlay, the fund's exposure to various asset classes, markets, and/or currencies may vary significantly from time to time.  Additionally, after taking into account the tactical overlay, the fund's exposure to the equity security asset class may at times be negative and the fund's exposure to the debt instrument asset class may at times be more than 100%.  UBS may also expose the fund to asset classes, markets, and/or currencies in which MFS’ individual security selection has resulted in no or little exposure (e.g., the high yield bond market).

UBS may adjust the fund’s net exposure to asset classes, markets, and/or currencies by taking net short positions in an asset class, market, or currency if UBS believes the risk/return potential of such asset class, market, or currency is unattractive. Alternatively, UBS may cause the fund to take net long positions in an asset class, market, or currency if UBS believes such asset class, market, or currency appears attractive.

UBS will typically make extensive use of derivatives.

Risk [Heading]	rr_RiskHeading	Effective February 1, 2014, the sub-section entitled "Principal Risks - Investment Selection and Allocation Risk" under the main heading "Summary of Key Information" will be restated in its entirety as follows:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investment Selection and Allocation Risk:  MFS’ investment analysis, its development and use of quantitative models,  its selection of investments,  and UBS' assessment of the risk/return potential of asset classes, markets and currencies, and its adjustments to the fund’s exposure to asset classes, markets, and currencies may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Effective February 1, 2014, the sub-sections entitled "Principal Risks – Geographic Concentration Risk" and "Principal Risks – Small to Medium Cap Risk"  under the main heading "Summary of Key Information" will be added as follows:

Geographic Concentration Risk: The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, and other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Small to Medium Cap Risk: The stocks of small to medium cap companies can be more volatile than stocks of larger companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Effective February 1, 2014, the following will be added to the end of the table in the sub-section entitled "Performance Table" under the main heading "Summary of Key Information:"
Citigroup 1-Month T-Bill Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.33%